Other long-term assets	12 Months Ended
Mar. 31, 2023
Other Non Current Assets [Abstract]
Other long-term assets	Other long-term assets

	2023	2022
	$	$

Restricted cash	408	260
Prepaid expenses and deposits	3,775	5,945
Commission asset	15,147	9,604
Contract asset	10,691	5,591
Investments	1,519	—

Total other-long term assets	31,540	21,400